RECENT ACCOUNTING PRONOUNCEMENTS - Segment Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Canadian Malartic [Member]
Disclosure of operating segments [line items]
Assets		$ 1.8
Liabilities		1.9
Jacobina
Disclosure of operating segments [line items]
Assets		7.4
Liabilities		7.3
Cerro Moro
Disclosure of operating segments [line items]
Assets		14.5
Liabilities		15.2
El Peñón
Disclosure of operating segments [line items]
Assets		10.4
Liabilities		9.4
Minera Florida Ltda.
Disclosure of operating segments [line items]
Assets		1.9
Liabilities		1.8
Corporate and other
Disclosure of operating segments [line items]
Assets		7.3
Liabilities		7.9
Assets	$ 7,117.2	43.3	$ 8,012.9
Liabilities	$ 2,897.3	$ 43.5	$ 3,988.9